Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,950,000.00
Total Fee Amount	2,340.80
Total Offset Amount	0.00
Net Fee	$ 2,340.80
Offering Table N/A
Offset Table N/A	N/A